Dividends (Details) - $ / shares			12 Months Ended
	Jan. 08, 2021	Dec. 15, 2017	Dec. 31, 2020
Dividend Declared Q4-2017 [Member]
Dividends [Abstract]
Dividend payable, date declared			Nov. 09, 2017
Cash dividend paid (in dollars per share)		$ 0.04
Dividend payable, date to be paid			Dec. 15, 2017
Dividend payable, date of record			Nov. 27, 2017
Dividend Declared 2020-Q4 [Member]
Dividends [Abstract]
Dividend payable, date to be paid			Jan. 08, 2021
Dividend payable, date of record			Dec. 18, 2020
Dividend Declared 2020-Q4 [Member] | Subsequent Event [Member]
Dividends [Abstract]
Cash dividend paid (in dollars per share)	$ 0.05
Percentage increase in dividend paid per share	25.00%